UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET

CALIFORNIA TAX FREE MONEY MARKET FUND

FORM N-Q

MAY 31, 2012

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.0%
Education - 16.4%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Francis Parker School Project, LOC-Bank of New York	0.170%	9/1/35	$1,170,000	$1,170,000	(a)(b)
Santa Cruz Montessori School, LOC-Comerica Bank	0.220%	1/1/37	300,000	300,000	(a)(b)
California EFA Revenue:
Leland Stanford Junior University	0.130%	10/1/22	3,300,000	3,300,000	(a)(b)
Refunding, Stanford University	0.130%	10/1/16	1,000,000	1,000,000	(a)(b)
Refunding, Stanford University	0.130%	10/1/22	3,800,000	3,800,000	(a)(b)
California Infrastructure & Economic Development Bank Revenue:
Jserra Catholic High School, LOC-Wells Fargo Bank N.A.	0.130%	9/1/34	3,500,000	3,500,000	(a)(b)
Jserra Catholic High School, LOC-Comercia Bank	0.180%	9/1/34	5,130,000	5,130,000	(a)(b)
Loyola High School District, LOC-First Republic Bank, FHLB	0.180%	12/1/35	7,490,000	7,490,000	(a)(b)
California MFA Revenue:
Gideon Hausner Jewish Day, LOC-U.S. Bank NA	0.170%	7/1/38	1,770,000	1,770,000	(a)(b)
Trinity School, LOC-Comerica Bank	0.220%	6/1/37	1,130,000	1,130,000	(a)(b)
Westmont College, LOC-U.S. Bank N.A.	0.170%	1/1/40	2,200,000	2,200,000	(a)(b)
California State MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.130%	8/1/20	5,960,000	5,960,000	(a)(b)
Irvine, CA, USD Special Tax Revenue, Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.160%	9/1/51	2,100,000	2,100,000	(a)(b)
San Diego County, CA, COP, Friends of Chabad, LOC-Comerica Bank	0.170%	1/1/23	1,580,000	1,580,000	(a)(b)

Total Education				40,430,000

Finance - 0.9%
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.180%	4/1/39	200,000	200,000	(a)(b)
Santa Clara County, CA, Financing Authority Revenue, AMBAC	6.000%	11/15/12	2,000,000	2,052,423

Total Finance				2,252,423

General Obligation - 7.1%
Antelope Valley, CA, Community College District, GO	2.000%	11/30/12	4,200,000	4,234,883
California State, GO:
LOC-Bank of Montreal	0.140%	5/1/33	5,100,000	5,100,000	(a)(b)
LOC-Scotiabank	0.150%	5/1/33	600,000	600,000	(a)(b)
LOC-Societe Generale	0.170%	5/1/40	3,000,000	3,000,000	(a)(b)
Corono-Norca, CA, USD, GO	2.000%	12/31/12	4,200,000	4,242,620
Irvine Ranch, CA, Water District, GO, LOC- Sumitomo Mitsui Banking	0.140%	1/1/21	100,000	100,000	(a)(b)
San Francisco City & County, CA, USD, GO, Election 2003-Property, AGM	5.000%	6/15/12	125,000	125,219

Total General Obligation				17,402,722

Health Care - 14.3%
California Statewide CDA Revenue, Kaiser Permanente	0.170%	4/1/46	1,000,000	1,000,000	(a)(b)
California Health Facilities Financing Authority Revenue:

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - continued
Adventist Health System West, LOC-U.S. Bank N.A.	0.160%	9/1/38	$1,100,000	$1,100,000	(a)(b)
Catholic Healthcare West, NATL, LOC-JPMorgan Chase	0.200%	7/1/16	9,000,000	9,000,000	(a)(b)
St. Joseph Health Systems, LOC-Northern Trust Company	0.150%	7/1/41	8,100,000	8,100,000	(a)(b)
St. Joseph Health Systems, LOC-U.S. Bank N.A.	0.150%	7/1/41	2,200,000	2,200,000	(a)(b)
California Infrastructure & Economic Development Bank Revenue, Buck Institute for Age Research, LOC-U.S. Bank N.A.	0.150%	11/15/37	375,000	375,000	(a)(b)
California State Health Facilities Financing Authority Revenue:
Health Facilities-Catholic Healthcare West, LOC-Bank of Montreal	0.120%	3/1/47	100,000	100,000	(a)(b)
St. Joseph Health Systems, LOC-Union Bank N.A.	0.160%	7/1/41	100,000	100,000	(a)(b)
California Statewide CDA, Kaiser Permanente	0.170%	4/1/38	300,000	300,000	(a)(b)
California Statewide CDA Revenue:
Kaiser Permanente	0.170%	5/1/33	3,500,000	3,500,000	(a)(b)
Kaiser Permanente	0.170%	4/1/45	3,400,000	3,400,000	(a)(b)
Los Angeles County Museum of Art, LOC-Union Bank N.A.	0.130%	12/1/37	2,510,000	2,510,000	(a)(b)
Painted Turtle Gang Camp Foundation, LOC- Wells Fargo Bank N.A.	0.130%	4/1/33	3,000,000	3,000,000	(a)(b)
Long Beach, CA, Health Facilities Revenue, Memorial Health Services, LIQ-Morgan Stanley	0.170%	10/1/16	700,000	700,000	(a)(b)

Total Health Care				35,385,000

Housing: Multi-Family - 20.1%
Affordable Housing Agency, CA, Multi-Family Revenue, Westridge Hilltop, FNMA, LIQ-FNMA	0.160%	9/15/33	2,175,000	2,175,000	(a)(b)
Alameda, CA, Public Financing Authority, Multi- Family Revenue, LIQ-FNMA	0.220%	5/15/35	100,000	100,000	(a)(b)
California Statewide CDA, MFH Revenue:
Arbor Ridge Apartments, FHLMC, LIQ-FHLMC	0.180%	11/1/36	2,600,000	2,600,000	(a)(b)(c)
David Avenue Apartments, FHLMC, LIQ-FHLMC	0.180%	12/1/42	800,000	800,000	(a)(b)(c)
California Statewide CDA, Multi-Family Revenue, Housing, Foxwood Apartments, LOC-Wells Fargo Bank	0.200%	9/1/29	4,150,000	4,150,000	(a)(b)
Contra Costa County, CA, Multi-Family Mortgage Revenue, Bay Apartment Communities Inc., LIQ-FNMA	0.160%	11/15/22	1,000,000	1,000,000	(a)(b)
Daly City, CA, HFA, Multi-Family Revenue, Serramonte Del Rey, LIQ-FNMA	0.170%	10/15/29	6,800,000	6,800,000	(a)(b)
Hemet, CA, MFH Revenue, Sunwest Retirement, LIQ-FHLMC	0.160%	1/1/25	500,000	500,000	(a)(b)
Los Angeles, CA, Community RDA, MFH Revenue, Grand Promenade Project, FHLMC	0.170%	4/1/32	1,900,000	1,900,000	(a)(b)
Oceanside, CA, MFH Revenue, Shadow Way Apartments LP, LOC-FHLMC	0.170%	3/1/49	3,050,000	3,050,000	(a)(b)
Sacramento County, CA, Housing Authority, MFH Revenue:
Carlton Plaza Sacramento LLC, FNMA, LIQ-FNMA	0.180%	5/15/36	3,700,000	3,700,000	(a)(b)(c)
Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.180%	2/15/31	9,900,000	9,900,000	(a)(b)(c)
Logan Park Apartments, FHLMC, LIQ-FHLMC	0.180%	5/1/42	3,600,000	3,600,000	(a)(b)(c)
San Diego, CA, Housing Authority, MFH Revenue, Swift Real Estate Partners LLC, FNMA, LIQ-FNMA	0.180%	1/15/35	4,000,000	4,000,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing: Multi-Family - continued
San Jose, CA, MFH Revenue, Brookwood Terrace Apartments LP, LOC-JPMorgan Chase	0.190%	1/1/14	$2,345,000	$2,345,000	(a)(b)
Upland, CA, Housing Authority, MFH Revenue, Upland Village Green, LIQ-FHLMC	0.170%	9/1/28	1,545,000	1,545,000	(a)(b)
Windsor, CA, Multi-Family Revenue, Oakmont Retirement Investors LLC, Fannie Mae, LIQ-Fannie Mae	0.220%	8/1/25	1,500,000	1,500,000	(a)(b)(c)

Total Housing: Multi-Family				49,665,000

Industrial Revenue - 2.7%
California Infrastructure & Economic Development Bank Revenue:
Los Angeles County Museum of Natural History Foundation, LOC-Wells Fargo Bank N.A.	0.160%	9/1/37	100,000	100,000	(a)(b)
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.160%	12/1/16	5,100,000	5,100,000	(a)(b)
California Municipal Finance Authority Revenue, Chevron U.S.A. Inc. Recovery Zone Bonds	0.150%	11/1/35	1,100,000	1,100,000	(a)(b)
California Statewide CDA Revenue, Nonprofits Insurance Alliance, LOC-Comerica Bank	0.220%	9/1/20	300,000	300,000	(a)(b)

Total Industrial Revenue				6,600,000

Life Care Systems - 1.2%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank	0.180%	10/1/34	3,000,000	3,000,000	(a)(b)

Miscellaneous - 0.2%
Tobacco Securitization Authority of Southern, CA, Tobacco Settlement Revenue, Asset Backed Bonds	5.625%	6/1/12	500,000	500,000

Pollution Control - 3.6%
California PCFA, PCR, Refunding, Exxon Project	0.110%	12/1/12	800,000	800,000	(a)(b)
California PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC- Comerica Bank	0.280%	8/1/41	4,000,000	4,000,000	(a)(b)(c)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.240%	10/1/37	2,040,000	2,040,000	(a)(b)(c)
Zanker Road Resource Management Inc., LOC- Comerica Bank	0.280%	3/1/26	2,045,000	2,045,000	(a)(b)(c)

Total Pollution Control				8,885,000

Public Facilities - 4.7%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Jewish Home San Francisco, LOC-Wells Fargo Bank N.A.	0.170%	11/15/35	600,000	600,000	(a)(b)
California Statewide CDA Revenue, Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.130%	6/1/27	1,200,000	1,200,000	(a)(b)
Puerto Rico Commonwealth, Public Improvement, AGM, LOC-Barclays Bank PLC	0.190%	7/1/20	3,800,000	3,800,000	(a)(b)
Ventura County, CA, Public Financing Authority, Lease Revenue, TECP, LOC-Bank Nova Scotia	0.200%	7/13/12	6,050,000	6,050,000

Total Public Facilities				11,650,000

Solid Waste/Resource Recovery - 7.8%
California PCFA:
Athens Disposal Inc. Project, LOC-Wells Fargo Bank N.A.	0.240%	8/1/19	400,000	400,000	(a)(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Solid Waste/Resource Recovery - continued
Athens Services Project, LOC-Wells Fargo Bank N.A.	0.240%	5/1/21	$400,000	$400,000	(a)(b)(c)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.240%	10/1/29	295,000	295,000	(a)(b)(c)
California PCFA, Solid Waste Disposal Revenue:
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.240%	10/1/38	6,600,000	6,600,000	(a)(b)(c)
Crown Disposal Co. Inc., LOC-Union Bank N.A.	0.220%	9/1/30	5,150,000	5,150,000	(a)(b)
Pleasanton Garbage Service Inc. Project, LOC- Wells Fargo Bank N.A.	0.190%	6/1/40	2,235,000	2,235,000	(a)(b)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.280%	11/1/41	1,420,000	1,420,000	(a)(b)(c)
Zerep Management Corp. Project, LOC- Comerica Bank	0.280%	10/1/36	2,805,000	2,805,000	(a)(b)(c)

Total Solid Waste/Resource Recovery				19,305,000

Transportation - 8.1%
Bay Area Toll Authority, CA, Toll Bridge Revenue, Bay Area, LOC-Barclays Bank PLC	0.130%	4/1/36	5,600,000	5,600,000	(a)(b)
Los Angeles County, CA, MTA, Sales Tax Revenue:
LOC-Sumitomo Mitsui Banking	0.140%	7/1/25	3,500,000	3,500,000	(a)(b)
LOC-Sumitomo Mitsui Banking	0.160%	7/1/25	1,800,000	1,800,000	(a)(b)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.160%	4/1/38	5,350,000	5,350,000	(a)(b)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, LOC- U.S. Bank N.A.	0.170%	5/1/26	2,000,000	2,000,000	(a)(b)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
SPA-Dexia Credit Local	0.100%	6/1/26	1,300,000	1,300,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.160%	4/1/36	500,000	500,000	(a)(b)

Total Transportation				20,050,000

Utilities - 2.7%
California PCFA, PCR, Pacific Gas & Electric, LOC- JPMorgan Chase	0.160%	11/1/26	100,000	100,000	(a)(b)
Los Angeles, CA, Department of Water & Power, Subordinated, SPA-Bank of America	0.160%	7/1/34	600,000	600,000	(a)(b)
Sacramento, CA, MUD, TECP, LOC-Barclays Bank PLC	0.200%	7/13/12	6,000,000	6,000,000

Total Utilities				6,700,000

Water & Sewer - 10.2%
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.170%	8/1/37	1,070,000	1,070,000	(a)(b)
Eastern Municipal Water District, Water & Sewer Revenue, COP, SPA-Wells Fargo Bank N.A.	0.130%	7/1/35	4,500,000	4,500,000	(a)(b)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, SPA-Banco Bilbao Vizcaya	0.120%	7/1/35	7,800,000	7,800,000	(a)(b)
Los Angeles, CA, Wastewater Systems Revenue, LOC-JPMorgan Chase	0.160%	6/1/28	1,100,000	1,100,000	(a)(b)
Otay, CA, COP, Capital Projects, LOC-Landesbank Hessen	0.160%	9/1/26	300,000	300,000	(a)(b)
Sacramento County, CA, Sanitation District Financing Authority Revenue, LOC-Bank of America N.A.	0.160%	12/1/36	400,000	400,000	(a)(b)
Sacramento, CA, Suburban Water District, COP, LOC-Sumitomo Mitsui Banking	0.160%	11/1/34	9,900,000	9,900,000	(a)(b)

Total Water & Sewer				25,070,000

TOTAL INVESTMENTS - 100.0% (Cost - $246,895,145#)				246,895,145

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

Other Assets in Excess of Liabilities - 0.0%	110,790

TOTAL NET ASSETS - 100.0%	$247,005,935

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
EFA	— Educational Facilities Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HFA	— Housing Finance Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TECP	— Tax Exempt Commercial Paper
USD	— Unified School District

See Notes to Schedule of Investments.

WESTERN ASSET CALIFORNIA TAX FREE MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
A-1	74.5%
F-1	15.2
VMIG 1	5.8
SP-1	3.4
AA/Aa	0.9
AAA/Aaa	0.2

100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary, then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See pages 7 through 9 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-term security ratings (unaudited) (cont’d)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

See Notes to Schedule of Investments.

Short-term security ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

B — Fitch rating indicating minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term changes in financial and economic conditions.

C — Fitch rating indicating default is a real possibility.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset California Tax Free Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$246,895,145	—	$246,895,145

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting California.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2012, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

3. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 26, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 26, 2012